UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Thomas Newmeyer
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Thomas Newmeyer  San Francisco, CA    July 13, 2011

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 84

Form 13F information table value total: $171,902,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    4,389       46,280 SH   SOLE              0   0   46,280
Abbott Labs                    COM      002824 10 0    2,759       52,446 SH   SOLE              0   0   52,446
Adobe Sys Inc	             COM      00724F 10 1      855       27,190 SH   SOLE              0   0   27,190
Amgen Inc.                     COM      031162 10 0    1,774       30,410 SH   SOLE              0   0   30,410
Anadarko Petroleum             COM      032511 10 7      885       11,538 SH   SOLE              0   0   11,538
Anheuser Busch Inbev S.A.      COM      03524A 10 8      796       13,725 SH   SOLE              0   0   13,725
Apple Computer                 COM      037833 10 0    1,058        3,152 SH   SOLE              0   0    3,152
AT&T Corp                  COM NEW      00206R 10 2    3,769      119,997 SH   SOLE              0   0  119,997
Auto Data Processing In        COM      053015 10 3    2,199       41,757 SH   SOLE              0   0   41,757
Bank of America Corporation    COM      060505 10 4      398       36,397 SH   SOLE              0   0   36,397
Baxter Intl Inc                COM      071813 10 9    3,547       59,428 SH   SOLE              0   0   59,428
Becton Dickinson & Co          COM      075887 10 9    3,254	 37,763 SH   SOLE              0   0   37,763
Berkshire Hathaway Inc Del    CL B      084670 20 7    1,360       17,582 SH   SOLE              0   0   17,582
Boeing Co                      COM      097023 10 5    2,951       39,919 SH   SOLE              0   0   39,919
Chevron Corp New               COM      166764 10 0    5,693       55,363 SH   SOLE              0   0   55,363
Cisco Sys Inc            COM      17275R 10 2    2,422      155,166 SH   SOLE              0   0  155,166
Coca Cola Co                   COM      191216 10 0    2,335       34,709 SH   SOLE              0   0   34,709
ConocoPhillips                 COM      20825C 10 4    2,277       30,286 SH   SOLE              0   0   30,286
Corning Inc                    COM      219350 10 5    1,886      103,929 SH   SOLE              0   0  103,929
Costco Whsl Corp New           COM      22160Q 10 2    3,092       38,071 SH   SOLE              0   0   38,071
Disney Walt Co.                COM      254687 10 6    2,265       58,018 SH   SOLE              0   0   58,018
Dr Pepper Snapple Group        COM      26138E 10 9      873       20,825 SH   SOLE              0   0   20,825
EMC Corp Mass                  COM      268648 10 2    2,254       81,824 SH   SOLE              0   0   81,824
Ebay Inc                       COM      278642 10 3      907       28,127 SH   SOLE              0   0   28,127
Electronic Arts Inc            COM      285512 10 9      524       22,213 SH   SOLE              0   0   22,213
Emerson Elec Co                COM      291011 10 4    2,521       44,833 SH   SOLE              0   0   44,833
Exxon Mobil Corp               COM      30231G 10 2    5,197       63,862 SH   SOLE              0   0   63,862
Ford Motor Company             COM      345370 86 0      212       15,400 SH   SOLE              0   0   15,400
Frontier Communications        COM      35906A 10 8      666       82,637 SH   SOLE              0   0   82,637
General Electric Co            COM      369604 10 3    2,552      135,358 SH   SOLE              0   0  135,358
Gilead Sciences Inc.           COM      375558 10 3      837       20,215 SH   SOLE              0   0   20,215
Google Inc.                  CL  A      38259P 50 8    2,656        5,246 SH   SOLE              0   0    5,246
Hewlett-Packard Co             COM      428236 10 3    3,133       86,072 SH   SOLE              0   0   86,072
Home Depot Inc                 COM      437076 10 2    1,670       46,115 SH   SOLE              0   0   46,115
Honeywell Int'l.               COM      438516 10 6      452        7,600 SH   SOLE              0   0    7,600
Hubbell Inc                  CL  A      443510 10 2    1,437       24,050 SH   SOLE              0   0   24,050
Hubbell Inc                  CL  B      443510 20 1    1,002       15,438 SH   SOLE              0   0   15,438
Hutton Tele Trust        COM      447900 10 1       71       24,000 SH   SOLE              0   0   24,000
Intel Corp                     COM      458140 10 0    5,586      252,115 SH   SOLE              0   0  252,115
Intl Business Machs            COM      459200 10 1    8,722       50,845 SH   SOLE              0   0   50,845
Intl Game Technolog            COM      459902 10 2      603       34,340 SH   SOLE              0   0   34,340
Intuit Inc.	                   COM	    461202 10 3      987       19,050 SH   SOLE              0   0   19,050
Iron Mountain Inc.             COM      462846 10 6    1,911       56,076 SH   SOLE              0   0   56,076
Johnson & Johnson              COM      478160 10 4    4,622       69,490 SH   SOLE              0   0   69,490
Lilly Eli & Co.                COM      532457 10 8    1,741       46,394 SH   SOLE              0   0   46,394
Masco Corp                     COM      574599 10 6      292       24,276 SH   SOLE              0   0   24,276
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    3,099       62,532 SH   SOLE              0   0   62,532
Medtronic Inc                  COM      585055 10 6    1,704       44,231 SH   SOLE              0   0   44,231
Merck & Co Inc                 COM      589331 10 7      938       26,599 SH   SOLE              0   0   26,599
Microsoft Corp                 COM      594918 10 4    3,052      117,403 SH   SOLE              0   0  117,403
Mueller Water Products        CL A      624758 10 8      121       30,440 SH   SOLE              0   0   30,440
New York Times Co             CL A      650111 10 7       90       10,325 SH   SOLE              0   0   10,325
Nike Inc.                     CL B      654106 10 3    1,946       21,638 SH   SOLE              0   0   21,638
Oracle Corp		             COM      68389X 10 5    1,220       37,073 SH   SOLE              0   0   37,073
Pentair Inc.                   COM      709631 10 5    1,260       31,238 SH   SOLE              0   0   31,238
Pepsico Inc                    COM      713448 10 8    5,445       77,325 SH   SOLE              0   0   77,325
Pfizer Inc                     COM      717081 10 3    4,322      209,815 SH   SOLE              0   0  209,815
Philip Morris Intl Inc.        COM	    718172 10 9      353        5,300 SH	 SOLE              0   0    5,300
Procter & Gamble Co            COM      742718 10 9    4,465       70,253 SH   SOLE              0   0   70,253
Qualcomm Inc.                  COM      747525 10 3    1,946       34,272 SH   SOLE              0   0   34,272
Research In Motion             COM      760975 10 2      275        9,545 SH   SOLE              0   0    9,545
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      438        6,170 SH   SOLE              0   0    6,170
Safeway Inc.                   COM      786514 20 8    1,024       43,850 SH   SOLE              0   0   43,850
Schlumberger Ltd               COM      806857 10 8    5,632       65,195 SH   SOLE              0   0   65,195
Snap On Inc                    COM      833034 10 1    1,306       20,910 SH   SOLE              0   0   20,910
Spectra Energy Corp            COM      847560 10 9    1,340       48,909 SH   SOLE              0   0   48,909
Starbucks Corp                 COM      855244 10 9    1,962       49,694 SH   SOLE              0   0   49,694
Sysco Corp                     COM      871829 10 7    2,560       82,134 SH   SOLE              0   0   82,134
Target Corp                    COM      87612e 10 6    3,800       81,013 SH   SOLE              0   0   81,013
Time Warner Inc                COM      887317 10 5      416       11,460 SH   SOLE              0   0   11,460
Union Pac Corp                 COM      907818 10 8    2,317       22,200 SH   SOLE              0   0   22,200
United Natural Foods Inc       COM      911163 10 3      348        8,175 SH   SOLE              0   0    8,175
United Parcel Service Inc      COM      911312 10 6    3,240       44,428 SH 	 SOLE              0   0   44,428
USX Marathon Group             COM      565849 10 6      395        7,500 SH   SOLE              0   0    7,500
Vanguard REIT                  ETF      922908 55 3      225        3,750 SH   SOLE              0   0    3,750
Verizon Communications         COM      92343v 10 4    2,596       69,738 SH   SOLE              0   0   69,738
Visa Inc                      CL A      92826C 83 9    2,267       26,905 SH   SOLE              0   0   26,905
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    2,332       87,291 SH   SOLE              0   0   87,291
Wal Mart Stores Inc            COM      931142 10 3    1,468       27,625 SH   SOLE              0   0   27,625
Walgreen Co.                   COM      931422 10 9    2,959       69,702 SH   SOLE              0   0   69,702
Watts Water Tech Inc.         CL A      942749 10 2      905       25,566 SH   SOLE              0   0   25,566
Wells Fargo & Company          COM      949746 10 1      528       18,845 SH   SOLE              0   0   18,845
Yahoo Inc                      COM      984332 10 6      704       46,818 SH   SOLE              0   0   46,818
Zimmer Hldgs Inc               COM      98956P 10 2    1,512       23,930 SH   SOLE              0   0   23,930
